Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	$ (327)	$ (146)	$ (220)
Total
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(518)	(671)
Net periodic expenses recognized in net profit	(479)	(440)
Gains / (losses) recognized in other comprehensive income, before tax	(323)	(135)	(230)
Employer contributions	792	732
Other movements	4	0
Foreign currency translation	(35)	(3)
At the end of the year	(558)	(518)	(671)
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	0	0
Net periodic expenses recognized in net profit	(459)	(417)
Gains / (losses) recognized in other comprehensive income, before tax	(276)	(22)	(352)
Employer contributions	729	452
Other movements	4	0
Foreign currency translation	1	(13)
At the end of the year	0	0	0
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	4	(160)
Net periodic expenses recognized in net profit	(3)	(3)
Gains / (losses) recognized in other comprehensive income, before tax	(61)	(78)	130
Employer contributions	46	242
Other movements	0	0
Foreign currency translation	0	2
At the end of the year	(13)	4	(160)
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(521)	(511)
Net periodic expenses recognized in net profit	(18)	(21)
Gains / (losses) recognized in other comprehensive income, before tax	14	(35)	(8)
Employer contributions	17	38
Other movements	0	0
Foreign currency translation	(37)	8
At the end of the year	(545)	(521)	(511)
UBS AG
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(222)	(129)	(70)
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(518)	(671)
Net periodic expenses recognized in net profit	(289)	(271)
Gains / (losses) recognized in other comprehensive income, before tax	(219)	(128)	(79)
Employer contributions	499	550
Other movements	4	0
Foreign currency translation	(35)	2
At the end of the year	(558)	(518)	(671)
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	0	0
Net periodic expenses recognized in net profit	(269)	(248)
Gains / (losses) recognized in other comprehensive income, before tax	(172)	(15)	(201)
Employer contributions	436	271
Other movements	4	0
Foreign currency translation	1	(8)
At the end of the year	0	0	0
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	4	(160)
Net periodic expenses recognized in net profit	(3)	(3)
Gains / (losses) recognized in other comprehensive income, before tax	(61)	(78)	130
Employer contributions	46	242
Other movements	0	0
Foreign currency translation	0	2
At the end of the year	(13)	4	(160)
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(521)	(511)
Net periodic expenses recognized in net profit	(18)	(21)
Gains / (losses) recognized in other comprehensive income, before tax	14	(35)	(8)
Employer contributions	17	38
Other movements	0	0
Foreign currency translation	(37)	8
At the end of the year	$ (545)	$ (521)	$ (511)